Acquisitions	12 Months Ended
Dec. 31, 2017
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Acquisitions

Note 27: Acquisitions

Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets.

Acquisition activity

The number of acquisitions completed, and the related total consideration during 2017 and 2016 were as follows:

	Year ended December 31,
	2017		2016
	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	3	214	4	110
Less: Cash acquired		(7)		-
Businesses acquired, net of cash	3	207	4	110
Deferred and contingent consideration payments		-		1
Investments in businesses	1	6	2	1
	4	213	6	112
Consideration comprised of:
Cash consideration		185		112
Non-cash consideration(1)		28		-
		213		112

(1) Represents future services that the Company will provide to the seller, which was recorded in “Deferred revenue” within the consolidated statement of financial position.

The following provides a brief description of an acquisition completed during 2017:

Date	Company	Acquiring Segment	Description
January 2017	REDI	Financial & Risk	A provider of a cross-asset trade execution management system for financial professionals.

Purchase price allocation

Each business combination has been accounted for using the acquisition method. The results of acquired businesses are included in the consolidated financial statements from the dates of acquisition. Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.

The details of net assets acquired were as follows:

	Year ended December 31,
	2017	2016
Cash and cash equivalents	7	-
Trade receivables	10	9
Prepaid expenses and other current assets	2	4
Current assets	19	13
Computer hardware and other property	7	-
Computer software	18	19
Other identifiable intangible assets	52	33
Other non-current assets	1	-
Deferred tax	31	-
Total assets	128	65
Current indebtedness	(1)	-
Payables and accruals	(26)	(4)
Deferred revenue	(8)	(10)
Current liabilities	(35)	(14)
Deferred tax	(4)	(6)
Total liabilities	(39)	(20)
Net assets acquired	89	45
Goodwill	125	65
Total	214	110

The excess of the purchase price over the net tangible and identifiable intangible assets acquired and assumed liabilities was recorded as goodwill and reflects synergies and the value of the acquired workforce. The majority of goodwill for acquisitions completed in 2017 and 2016 is not expected to be deductible for tax purposes.

Acquisition transactions were completed by acquiring all equity interests or the net assets of the acquired business.

Other

The revenues and operating profit of acquired businesses since the date of acquisition were not material to the Company’s results of operations.